Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of revenue classified by type of good or service

Revenue classified by type of good or service is as follows :

	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$

- Sales of circular products	593,290	800,129
- Waste disposal services	2,123,079	2,687,750
	2,716,369	3,487,879